Restricted cash (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Current restricted cash	$ 67	$ 67
Non-current restricted cash and cash equivalents	27	27
Reduction of capital expenditures	$ 3	3
Government Of Québec
Disclosure of transactions between related parties [line items]
Subsidiary agreement			$ 107
Committed funding received		$ 97